Basis of Presentation and Summary of Significant Accounting Policies - Restatement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies
Costs of sales and services	$ 26,870	$ 96,561	$ 95,209
Exchange differences on foreign currency transactions, net (gain) loss	$ (2,709)	$ 3,724	$ 4,228